Stralem Fund

FILED VIA EDGAR
December 30, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stralem Fund File Nos. 811-01920; 002-34277 Post-Effective Amendment No. 58 on Form N-1A

Ladies and Gentlemen:

On behalf of Stralem Fund (the “Trust”), attached for filing is Post-Effective Amendment No. 58 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

The Amendment, which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, is for the purpose of complying with the “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary